Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
BWX Technologies Inc.	68,186	$3,862,055
Curtiss-Wright Corp.	82,849	7,396,759
HEICO Corp.	17,480	1,741,882
HEICO Corp., Class A	30,434	2,472,458
Hexcel Corp.	166,409	7,525,015
Howmet Aerospace Inc.	788,183	12,492,701
Huntington Ingalls Industries Inc.	71,509	12,477,605
Mercury Systems Inc.(a)	20,275	1,594,831
Spirit AeroSystems Holdings Inc., Class A	209,290	5,010,403
Teledyne Technologies Inc.(a)	72,390	22,509,670
Textron Inc.(b)	454,681	14,963,552
TransDigm Group Inc.	81,171	35,881,641
Virgin Galactic Holdings Inc.(a)	16,828	274,969

		128,203,541

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	223,116	17,639,551
Expeditors International of Washington Inc.	128,285	9,754,792
XPO Logistics Inc.(a)(b)	172,265	13,307,471

		40,701,814

Airlines — 1.3%
Alaska Air Group Inc.	239,471	8,683,218
American Airlines Group Inc.(b)	986,417	12,892,470
Copa Holdings SA, Class A, NVS	62,570	3,163,539
Delta Air Lines Inc.	1,273,563	35,723,442
JetBlue Airways Corp.(a)(b)	538,011	5,864,320
Southwest Airlines Co.	1,177,348	40,241,755
United Airlines Holdings Inc.(a)(b)	579,462	20,055,180

		126,623,924

Auto Components — 0.9%
Aptiv PLC	535,092	41,694,369
BorgWarner Inc.(b)	413,252	14,587,796
Gentex Corp.	489,762	12,621,167
Lear Corp.	119,628	13,041,844

		81,945,176

Automobiles — 0.7%
Ford Motor Co.	7,791,703	47,373,555
Harley-Davidson Inc.(b)	305,360	7,258,407
Thor Industries Inc.	110,108	11,729,805

		66,361,767

Banks — 4.0%
Associated Banc-Corp.	302,564	4,139,075
Bank of Hawaii Corp.	78,697	4,832,783
Bank OZK	243,780	5,721,517
BOK Financial Corp.	62,606	3,533,483
Citizens Financial Group Inc.	851,075	21,481,133
Comerica Inc.	277,804	10,584,332
Commerce Bancshares Inc.	200,781	11,940,446
Cullen/Frost Bankers Inc.	111,771	8,350,411
East West Bancorp. Inc.	281,467	10,200,364
Fifth Third Bancorp	1,420,487	27,386,989
First Citizens BancShares Inc./NC, Class A	13,080	5,297,662
First Hawaiian Inc.	258,734	4,460,574
First Horizon National Corp.	615,230	6,127,691
First Republic Bank/CA	340,135	36,050,909
FNB Corp.	643,706	4,827,795
Huntington Bancshares Inc./OH	2,016,987	18,223,477
KeyCorp	1,940,164	23,631,197

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	255,718	$26,587,000
PacWest Bancorp.	232,960	4,591,642
People’s United Financial Inc.	844,394	9,769,639
Pinnacle Financial Partners Inc.	147,475	6,192,475
Popular Inc.	173,286	6,441,041
Prosperity Bancshares Inc.	178,219	10,582,644
Regions Financial Corp.(b)	1,918,850	21,337,612
Signature Bank/New York NY	103,861	11,104,818
Sterling Bancorp./DE	385,885	4,522,572
SVB Financial Group(a)	102,654	22,125,017
Synovus Financial Corp.	291,926	5,993,241
TCF Financial Corp.	301,204	8,861,422
Umpqua Holdings Corp.	439,161	4,672,673
Webster Financial Corp.	178,700	5,112,607
Western Alliance Bancorp.	195,077	7,387,566
Wintrust Financial Corp.	113,968	4,971,284
Zions Bancorp. N.A.	322,356	10,960,104

		378,003,195

Beverages — 0.2%
Brown-Forman Corp., Class A(b)	13,332	767,523
Brown-Forman Corp., Class B, NVS(b)	53,386	3,398,553
Molson Coors Beverage Co., Class B	348,506	11,974,666

		16,140,742

Biotechnology — 1.0%
Acceleron Pharma Inc.(a)	5,500	523,985
Agios Pharmaceuticals Inc.(a)(b)	110,856	5,928,579
Alexion Pharmaceuticals Inc.(a)	359,509	40,351,290
Alkermes PLC(a)	315,085	6,114,224
BioMarin Pharmaceutical Inc.(a)	33,545	4,137,440
Bluebird Bio Inc.(a)(b)	71,229	4,347,818
Exact Sciences Corp.(a)	38,889	3,381,010
Exelixis Inc.(a)	386,404	9,173,231
Ionis Pharmaceuticals Inc.(a)	132,505	7,812,495
Sage Therapeutics Inc.(a)	94,603	3,933,593
United Therapeutics Corp.(a)	86,637	10,483,077

		96,186,742

Building Products — 2.3%
Allegion PLC	64,394	6,582,355
AO Smith Corp.	264,958	12,484,821
Armstrong World Industries Inc.	59,935	4,672,533
Carrier Global Corp.	1,112,013	24,708,929
Fortune Brands Home & Security Inc.	274,999	17,580,686
Johnson Controls International PLC	1,488,040	50,801,685
Lennox International Inc.	69,038	16,085,164
Masco Corp.	524,837	26,352,066
Owens Corning	213,448	11,901,860
Trane Technologies PLC	477,233	42,464,192

		213,634,291

Capital Markets — 4.1%
Affiliated Managers Group Inc.(b)	93,610	6,979,562
Ameriprise Financial Inc.	245,656	36,858,226
Apollo Global Management Inc.	171,670	8,569,766
Carlyle Group Inc. (The)	210,633	5,876,661
Cboe Global Markets Inc.	170,945	15,945,750
E*TRADE Financial Corp.	444,873	22,123,534
Eaton Vance Corp., NVS	221,076	8,533,534
Evercore Inc., Class A	78,835	4,644,958
Franklin Resources Inc.	540,942	11,343,554
Interactive Brokers Group Inc., Class A(b)	143,981	6,014,086

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	752,832	$8,100,472
KKR & Co. Inc.	1,064,209	32,862,774
Lazard Ltd., Class A	201,341	5,764,393
Legg Mason Inc.	165,970	8,257,008
LPL Financial Holdings Inc.	144,378	11,319,235
Morningstar Inc.	6,951	979,882
Nasdaq Inc.	228,554	27,305,346
Northern Trust Corp.	383,643	30,438,236
Raymond James Financial Inc.	245,127	16,872,091
SEI Investments Co.	230,287	12,661,179
State Street Corp.	703,236	44,690,648
T Rowe Price Group Inc.	337,192	41,643,212
TD Ameritrade Holding Corp.	518,478	18,862,230
Tradeweb Markets Inc., Class A	24,586	1,429,430
Virtu Financial Inc., Class A	13,352	315,107

		388,390,874

Chemicals — 3.3%
Albemarle Corp.	210,741	16,271,312
Ashland Global Holdings Inc.	110,438	7,631,266
Axalta Coating Systems Ltd.(a)(b)	420,507	9,482,433
Cabot Corp.	111,179	4,119,182
Celanese Corp.	235,265	20,312,780
CF Industries Holdings Inc.	426,333	11,997,011
Chemours Co. (The)	326,046	5,004,806
Corteva Inc.(a)	1,498,603	40,147,574
Eastman Chemical Co.	270,822	18,860,044
Element Solutions Inc.(a)	433,229	4,700,535
FMC Corp.	207,650	20,686,093
Huntsman Corp.	399,834	7,185,017
International Flavors & Fragrances Inc.	213,648	26,163,334
LyondellBasell Industries NV, Class A	512,286	33,667,436
Mosaic Co. (The)	689,620	8,627,146
NewMarket Corp.	2,348	940,327
Olin Corp.	284,635	3,270,456
PPG Industries Inc.	471,319	49,988,093
RPM International Inc.	41,864	3,142,312
Scotts Miracle-Gro Co. (The)	5,095	685,125
Valvoline Inc.	369,946	7,151,056
Westlake Chemical Corp.	67,677	3,630,871
WR Grace & Co.	72,036	3,660,149

		307,324,358

Commercial Services & Supplies — 0.8%
ADT Inc.	223,444	1,783,083
Cintas Corp.	20,099	5,353,570
Clean Harbors Inc.(a)	102,740	6,162,345
IAA Inc.(a)(b)	204,284	7,879,234
MSA Safety Inc.	56,517	6,467,806
Republic Services Inc.	419,298	34,403,401
Rollins Inc.	37,001	1,568,472
Stericycle Inc.(a)(b)	182,389	10,210,136

		73,828,047

Communications Equipment — 1.2%
Arista Networks Inc.(a)	20,862	4,381,646
Ciena Corp.(a)	305,174	16,528,224
CommScope Holding Co. Inc.(a)(b)	361,836	3,014,094
EchoStar Corp., Class A(a)	95,985	2,683,741
F5 Networks Inc.(a)	121,698	16,974,437
Juniper Networks Inc.	656,411	15,005,555
Lumentum Holdings Inc.(a)(b)	133,380	10,861,133

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	305,090	$42,752,262
Ubiquiti Inc.	3,167	552,831
ViaSat Inc.(a)(b)	115,049	4,414,430

		117,168,353

Construction & Engineering — 0.5%
AECOM(a)(b)	305,114	11,466,184
Jacobs Engineering Group Inc.	250,052	21,204,410
Quanta Services Inc.	217,859	8,546,608
Valmont Industries Inc.	41,824	4,752,043

		45,969,245

Construction Materials — 0.7%
Eagle Materials Inc.	82,382	5,784,864
Martin Marietta Materials Inc.	124,120	25,639,469
Vulcan Materials Co.	263,971	30,581,040

		62,005,373

Consumer Finance — 0.9%
Ally Financial Inc.	746,035	14,793,874
Credit Acceptance Corp.(a)(b)	18,848	7,897,500
Discover Financial Services	612,106	30,660,390
LendingTree Inc.(a)	803	232,493
OneMain Holdings Inc.	129,752	3,184,114
Santander Consumer USA Holdings Inc.	150,706	2,774,497
SLM Corp.	574,599	4,039,431
Synchrony Financial	1,164,318	25,801,287

		89,383,586

Containers & Packaging — 1.8%
Amcor PLC(a)	2,723,937	27,811,397
AptarGroup Inc.	128,241	14,360,427
Ardagh Group SA	35,017	452,069
Avery Dennison Corp.	97,729	11,149,902
Ball Corp.	40,789	2,834,428
Berry Global Group Inc.(a)(b)	175,006	7,756,266
Crown Holdings Inc.(a)	232,216	15,124,228
Graphic Packaging Holding Co.	433,965	6,071,170
International Paper Co.	785,384	27,653,371
Packaging Corp. of America	187,044	18,666,991
Sealed Air Corp.	310,300	10,193,355
Silgan Holdings Inc.	157,007	5,085,457
Sonoco Products Co.	199,976	10,456,745
Westrock Co.	512,278	14,476,976

		172,092,782

Distributors — 0.4%
Genuine Parts Co.	280,600	24,400,976
LKQ Corp.(a)(b)	604,725	15,843,795

		40,244,771

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	35,231	4,129,073
frontdoor Inc.(a)(b)	142,199	6,303,682
Graham Holdings Co., Class B	8,241	2,823,943
Grand Canyon Education Inc.(a)	93,120	8,430,154
H&R Block Inc.	114,406	1,633,718
Service Corp. International	347,222	13,503,463
ServiceMaster Global Holdings Inc.(a)	264,085	9,425,194

		46,249,227

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	811,884	15,661,242
Jefferies Financial Group Inc.	452,627	7,038,350

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.(b)	250,891	$11,704,065

		34,403,657

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,184,889	21,914,437
GCI Liberty Inc., Class A(a)(b)	197,001	14,010,711

		35,925,148

Electric Utilities — 4.2%
Alliant Energy Corp.	498,842	23,864,601
Avangrid Inc.	113,153	4,750,163
Edison International	714,492	38,804,060
Entergy Corp.	401,265	37,642,670
Evergy Inc.	452,052	26,802,163
Eversource Energy	673,491	56,081,596
FirstEnergy Corp.	1,082,674	41,986,098
Hawaiian Electric Industries Inc.	213,582	7,701,767
Idacorp Inc.	100,558	8,785,752
NRG Energy Inc.	317,127	10,325,655
OGE Energy Corp.	398,981	12,113,063
PG&E Corp.(a)(b)	1,058,555	9,389,383
Pinnacle West Capital Corp.	224,696	16,467,970
PPL Corp.	1,539,362	39,777,114
Xcel Energy Inc.	1,050,110	65,631,875

		400,123,930

Electrical Equipment — 1.2%
Acuity Brands Inc.	78,508	7,516,356
AMETEK Inc.	457,895	40,922,076
Generac Holdings Inc.(a)	10,735	1,308,919
GrafTech International Ltd.(b)	146,820	1,171,624
Hubbell Inc.	107,867	13,522,207
nVent Electric PLC	310,198	5,810,008
Regal Beloit Corp.	80,831	7,058,163
Rockwell Automation Inc.	119,031	25,353,603
Sensata Technologies Holding PLC(a)	308,079	11,469,781

		114,132,737

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	234,746	22,491,014
Arrow Electronics Inc.(a)	155,681	10,693,728
Avnet Inc.	195,693	5,456,899
Coherent Inc.(a)	8,381	1,097,743
Corning Inc.	1,497,864	38,794,678
Dolby Laboratories Inc., Class A	110,962	7,309,067
FLIR Systems Inc.	260,405	10,564,631
IPG Photonics Corp.(a)(b)	66,201	10,617,978
Jabil Inc.	237,721	7,626,090
Keysight Technologies Inc.(a)	248,100	25,003,518
Littelfuse Inc.	47,007	8,020,804
National Instruments Corp.	257,266	9,958,767
SYNNEX Corp.	82,911	9,930,251
Trimble Inc.(a)(b)	498,019	21,509,441
Zebra Technologies Corp., Class A(a)	9,013	2,306,877

		191,381,486

Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,310,940	20,175,367
Halliburton Co.	1,749,316	22,706,122
Helmerich & Payne Inc.	208,575	4,069,298
National Oilwell Varco Inc.	774,657	9,489,548

		56,440,335

Security	Shares	Value

Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	49,920	$1,456,665
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	395,725	12,548,440
Lions Gate Entertainment Corp., Class A(a)	125,949	933,282
Lions Gate Entertainment Corp., Class B, NVS(a)	228,522	1,560,805
Madison Square Garden Entertainment Corp.(a)	37,151	2,786,325
Madison Square Garden Sports Corp.(a)(b)	37,439	5,499,415
Take-Two Interactive Software Inc.(a)(b)	16,840	2,350,359
Zynga Inc., Class A(a)(b)	313,535	2,991,124

		30,126,415

Equity Real Estate Investment Trusts (REITs) — 10.5%
Alexandria Real Estate Equities Inc.	250,114	40,580,997
American Campus Communities Inc.	273,291	9,554,253
American Homes 4 Rent, Class A	518,268	13,941,409
Americold Realty Trust	360,226	13,076,204
Apartment Investment & Management Co., Class A	295,576	11,125,481
Apple Hospitality REIT Inc.	418,481	4,042,526
AvalonBay Communities Inc.	281,111	43,471,005
Boston Properties Inc.	310,656	28,077,089
Brandywine Realty Trust	336,389	3,663,276
Brixmor Property Group Inc.	591,419	7,581,992
Brookfield Property REIT Inc., Class A	17,644	175,734
Camden Property Trust	188,338	17,180,192
CoreSite Realty Corp.	26,157	3,166,566
Corporate Office Properties Trust	224,098	5,678,643
Cousins Properties Inc.	295,498	8,814,705
CubeSmart	385,681	10,409,530
CyrusOne Inc.	229,567	16,700,999
Douglas Emmett Inc.	332,131	10,183,136
Duke Realty Corp.	735,710	26,036,777
Empire State Realty Trust Inc., Class A	291,962	2,043,734
EPR Properties	155,611	5,155,392
Equity Commonwealth	232,999	7,502,568
Equity LifeStyle Properties Inc.	204,851	12,799,090
Equity Residential	734,235	43,187,703
Essex Property Trust Inc.	130,245	29,848,247
Extra Space Storage Inc.	74,536	6,884,890
Federal Realty Investment Trust	150,238	12,801,780
First Industrial Realty Trust Inc.	251,996	9,686,726
Gaming and Leisure Properties Inc.	405,918	14,044,763
Healthcare Trust of America Inc., Class A(b)	433,957	11,508,540
Healthpeak Properties Inc.	1,077,048	29,683,443
Highwoods Properties Inc.	205,335	7,665,156
Host Hotels & Resorts Inc.(b)	1,395,933	15,062,117
Hudson Pacific Properties Inc.	299,837	7,543,899
Invitation Homes Inc.	1,087,041	29,926,239
Iron Mountain Inc.	236,414	6,170,405
JBG SMITH Properties	243,157	7,190,153
Kilroy Realty Corp.	229,371	13,464,078
Kimco Realty Corp.(b)	824,649	10,588,493
Lamar Advertising Co., Class A	171,586	11,455,081
Life Storage Inc.	93,106	8,840,415
Medical Properties Trust Inc.	1,038,362	19,521,206
Mid-America Apartment Communities Inc.	227,465	26,083,412
National Retail Properties Inc.	341,907	12,130,860
Omega Healthcare Investors Inc.	449,199	13,354,686
Outfront Media Inc.	282,812	4,007,446
Paramount Group Inc.	377,730	2,912,298
Park Hotels & Resorts Inc.	477,966	4,727,084
Rayonier Inc.	272,390	6,752,548

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	687,049	$40,879,416
Regency Centers Corp.	336,423	15,438,451
Rexford Industrial Realty Inc.	231,717	9,600,035
Simon Property Group Inc.	129,464	8,852,748
SL Green Realty Corp.	154,352	7,608,010
Spirit Realty Capital Inc.	205,335	7,157,978
STORE Capital Corp.	448,737	10,684,428
Sun Communities Inc.(b)	193,017	26,188,547
Taubman Centers Inc.	119,780	4,522,893
UDR Inc.	584,928	21,864,609
Ventas Inc.	745,508	27,300,503
VEREIT Inc.	2,155,937	13,862,675
VICI Properties Inc.	937,466	18,927,439
Vornado Realty Trust	350,314	13,385,498
Weingarten Realty Investors	242,128	4,583,483
Welltower Inc.	835,329	43,228,276
Weyerhaeuser Co.	1,492,160	33,513,914
WP Carey Inc.	341,659	23,113,231

		996,715,100

Food & Staples Retailing — 0.8%
Casey’s General Stores Inc.	73,497	10,989,271
Grocery Outlet Holding Corp.(a)(b)	64,702	2,639,842
Kroger Co. (The)	1,546,661	52,354,475
Sprouts Farmers Market Inc.(a)(b)	36,945	945,422
U.S. Foods Holding Corp.(a)	438,644	8,650,060

		75,579,070

Food Products — 3.1%
Archer-Daniels-Midland Co.	1,106,782	44,160,602
Beyond Meat Inc.(a)(b)	20,782	2,784,372
Bunge Ltd.	275,659	11,337,855
Campbell Soup Co.	176,538	8,761,581
Conagra Brands Inc.	973,680	34,244,325
Flowers Foods Inc.	389,082	8,699,873
Hain Celestial Group Inc. (The)(a)	162,424	5,117,980
Hershey Co. (The)	67,187	8,708,779
Hormel Foods Corp.(b)	557,421	26,906,712
Ingredion Inc.	134,003	11,122,249
JM Smucker Co. (The)	220,549	23,336,290
Kellogg Co.	331,390	21,891,623
Lamb Weston Holdings Inc.	224,648	14,361,747
McCormick & Co. Inc./MD, NVS(b)	109,235	19,597,851
Pilgrim’s Pride Corp.(a)	71,781	1,212,381
Post Holdings Inc.(a)(b)	127,222	11,147,192
Seaboard Corp.	507	1,487,447
TreeHouse Foods Inc.(a)(b)	114,677	5,022,853
Tyson Foods Inc., Class A	574,311	34,292,110

		294,193,822

Gas Utilities — 0.5%
Atmos Energy Corp.	242,004	24,098,759
National Fuel Gas Co.	165,111	6,923,104
UGI Corp.	415,254	13,205,077

		44,226,940

Health Care Equipment & Supplies — 2.1%
Cooper Companies Inc. (The)	85,498	24,250,653
Dentsply Sirona Inc.	436,556	19,234,657
Envista Holdings Corp.(a)(b)	318,572	6,718,684
Globus Medical Inc., Class A(a)	147,969	7,059,601
Haemonetics Corp.(a)	6,663	596,738
Hill-Rom Holdings Inc.	117,523	12,901,675

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	154,660	$8,815,620
ICU Medical Inc.(a)	28,386	5,231,824
Integra LifeSciences Holdings Corp.(a)(b)	142,466	6,694,477
Steris PLC	158,973	24,392,817
Tandem Diabetes Care Inc.(a)	12,727	1,258,955
Teleflex Inc.	34,410	12,524,552
Varian Medical Systems Inc.(a)	158,364	19,402,757
Zimmer Biomet Holdings Inc.	413,864	49,398,807

		198,481,817

Health Care Providers & Services — 1.6%
Acadia Healthcare Co. Inc.(a)(b)	175,428	4,406,751
AmerisourceBergen Corp.	151,341	15,250,632
DaVita Inc.(a)(b)	137,897	10,913,169
Encompass Health Corp.	106,602	6,601,862
Henry Schein Inc.(a)(b)	284,681	16,622,524
Laboratory Corp. of America Holdings(a)	183,044	30,405,439
McKesson Corp.	82,312	12,628,307
Molina Healthcare Inc.(a)	32,403	5,767,086
Premier Inc., Class A(a)(b)	122,885	4,212,498
Quest Diagnostics Inc.	266,986	30,425,724
Universal Health Services Inc., Class B	147,046	13,659,103

		150,893,095

Health Care Technology — 0.0%
Change Healthcare Inc.(a)	128,233	1,436,210
Teladoc Health Inc.(a)	14,159	2,702,103

		4,138,313

Hotels, Restaurants & Leisure — 2.4%
Aramark	455,742	10,286,097
Caesars Entertainment Corp.(a)	1,136,823	13,789,663
Carnival Corp.(b)	939,816	15,431,779
Choice Hotels International Inc.	69,441	5,478,895
Darden Restaurants Inc.	259,733	19,679,969
Dunkin’ Brands Group Inc.	24,223	1,580,066
Extended Stay America Inc.	353,279	3,953,192
Hilton Worldwide Holdings Inc.	545,298	40,052,138
Hyatt Hotels Corp., Class A	69,781	3,509,287
MGM Resorts International	939,958	15,791,294
Norwegian Cruise Line Holdings Ltd.(a)(b)	511,060	8,396,716
Planet Fitness Inc., Class A(a)	69,133	4,187,386
Royal Caribbean Cruises Ltd.	341,653	17,185,146
Six Flags Entertainment Corp.	152,402	2,927,642
Vail Resorts Inc.(b)	73,383	13,366,713
Wyndham Destinations Inc.	167,694	4,725,617
Wyndham Hotels & Resorts Inc.	183,066	7,802,273
Wynn Resorts Ltd.	147,180	10,963,438
Yum China Holdings Inc.	670,297	32,221,177

		231,328,488

Household Durables — 2.1%
DR Horton Inc.	660,271	36,612,027
Garmin Ltd.	298,695	29,122,763
Leggett & Platt Inc.	263,569	9,264,450
Lennar Corp., Class A	540,519	33,306,781
Lennar Corp., Class B	31,333	1,444,138
Mohawk Industries Inc.(a)(b)	115,978	11,801,921
Newell Brands Inc.	766,801	12,176,800
NVR Inc.(a)	6,023	19,627,451
PulteGroup Inc.	534,056	18,173,926
Tempur Sealy International Inc.(a)	24,434	1,758,026
Toll Brothers Inc.	231,149	7,533,146

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	121,790	$15,775,459

		196,596,888

Household Products — 0.3%
Clorox Co. (The)	73,335	16,087,499
Energizer Holdings Inc.	25,503	1,211,137
Reynolds Consumer Products Inc.	72,706	2,525,806
Spectrum Brands Holdings Inc.	84,665	3,886,124

		23,710,566

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,320,270	19,130,712
Vistra Energy Corp.	974,214	18,139,865

		37,270,577

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	107,871	12,908,923

Insurance — 5.3%
Alleghany Corp.	25,170	12,311,654
American Financial Group Inc./OH	147,212	9,342,073
American National Insurance Co.	14,749	1,062,960
Arch Capital Group Ltd.(a)	785,264	22,497,814
Arthur J Gallagher & Co.	375,985	36,654,778
Assurant Inc.	119,003	12,291,820
Assured Guaranty Ltd.	167,542	4,089,700
Athene Holding Ltd., Class A(a)(b)	230,632	7,193,412
Axis Capital Holdings Ltd.	150,872	6,119,368
Brighthouse Financial Inc.(a)(b)	196,284	5,460,621
Brown & Brown Inc.	445,670	18,165,509
Cincinnati Financial Corp.	298,986	19,144,074
CNA Financial Corp.	56,013	1,800,818
Erie Indemnity Co., Class A, NVS	21,477	4,121,436
Everest Re Group Ltd.	79,858	16,466,720
Fidelity National Financial Inc.	548,820	16,826,821
First American Financial Corp.	216,583	10,400,316
Globe Life Inc.	209,446	15,547,177
Hanover Insurance Group Inc. (The)	75,585	7,659,028
Hartford Financial Services Group Inc. (The)	714,026	27,525,702
Kemper Corp.	125,832	9,125,337
Lincoln National Corp.	336,878	12,393,742
Loews Corp.	478,318	16,401,524
Markel Corp.(a)(b)	26,990	24,916,358
Mercury General Corp.	54,503	2,220,997
Old Republic International Corp.	565,055	9,216,047
Primerica Inc.	30,118	3,511,759
Principal Financial Group Inc.	542,417	22,532,002
Prudential Financial Inc.	790,633	48,149,550
Reinsurance Group of America Inc.	135,246	10,608,696
RenaissanceRe Holdings Ltd.	64,632	11,054,011
Unum Group	405,906	6,733,980
White Mountains Insurance Group Ltd.	6,022	5,347,355
Willis Towers Watson PLC	257,026	50,621,271
WR Berkley Corp.	278,030	15,928,339

		503,442,769

Interactive Media & Services — 0.8%
Pinterest Inc., Class A(a)(b)	136,409	3,024,188
TripAdvisor Inc.	200,679	3,814,908
Twitter Inc.(a)	1,536,587	45,774,927
Zillow Group Inc., Class A(a)(b)	102,251	5,877,387
Zillow Group Inc., Class C, NVS(a)(b)	240,823	13,873,813

		72,365,223

Security	Shares	Value

Internet & Direct Marketing Retail — 0.4%
Expedia Group Inc.	239,754	$19,707,779
Grubhub Inc.(a)	165,966	11,667,410
Qurate Retail Inc., Series A(a)	760,134	7,221,273
Wayfair Inc., Class A(a)	11,566	2,285,557

		40,882,019

IT Services — 1.8%
Akamai Technologies Inc.(a)	56,205	6,018,993
Alliance Data Systems Corp.	93,410	4,214,659
Amdocs Ltd.	264,830	16,122,850
CACI International Inc., Class A(a)	41,592	9,020,473
DXC Technology Co.	506,273	8,353,505
Euronet Worldwide Inc.(a)	100,347	9,615,250
Genpact Ltd.	228,866	8,358,186
Jack Henry & Associates Inc.	33,031	6,078,695
Leidos Holdings Inc.	242,627	22,726,871
Paychex Inc.	134,625	10,197,844
Sabre Corp.	554,318	4,467,803
Science Applications International Corp.	100,884	7,836,669
Twilio Inc., Class A(a)	43,111	9,459,416
VeriSign Inc.(a)	83,117	17,191,089
Western Union Co. (The)	659,935	14,267,795
WEX Inc.(a)	79,017	13,038,595

		166,968,693

Leisure Products — 0.5%
Brunswick Corp./DE(b)	157,475	10,079,975
Hasbro Inc.	254,005	19,037,675
Mattel Inc.(a)	278,620	2,694,255
Peloton Interactive Inc., Class A(a)	147,799	8,538,348
Polaris Inc.	104,043	9,629,180

		49,979,433

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	564,883	49,918,711
Bio-Rad Laboratories Inc., Class A(a)	42,156	19,033,013
Bio-Techne Corp.	4,549	1,201,254
Bruker Corp.	118,532	4,821,882
Charles River Laboratories International Inc.(a)	11,118	1,938,423
IQVIA Holdings Inc.(a)	235,882	33,466,938
Mettler-Toledo International Inc.(a)	2,825	2,275,679
PerkinElmer Inc.	179,152	17,573,020
PPD Inc.(a)	19,014	509,575
PRA Health Sciences Inc.(a)	18,786	1,827,690
QIAGEN NV(a)(b)	449,051	19,223,873
Syneos Health Inc.(a)	111,529	6,496,564
Waters Corp.(a)	113,157	20,413,523

		178,700,145

Machinery — 5.6%
AGCO Corp.	123,325	6,839,604
Allison Transmission Holdings Inc.	79,171	2,911,909
Colfax Corp.(a)(b)	197,782	5,518,118
Crane Co.	97,152	5,776,658
Cummins Inc.	294,513	51,027,322
Donaldson Co. Inc.	227,357	10,576,648
Dover Corp.	287,001	27,712,817
Flowserve Corp.	259,713	7,407,015
Fortive Corp.(b)	594,224	40,205,196
Gates Industrial Corp. PLC(a)(b)	84,156	865,124
Graco Inc.	164,861	7,911,679
IDEX Corp.	150,426	23,773,325
Ingersoll Rand Inc.(a)	692,020	19,459,602

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT Inc.	172,559	$10,136,116
Lincoln Electric Holdings Inc.	65,393	5,508,706
Middleby Corp. (The)(a)	109,971	8,681,111
Nordson Corp.	20,986	3,981,254
Oshkosh Corp.	135,208	9,683,597
Otis Worldwide Corp.	815,320	46,359,095
PACCAR Inc.	677,655	50,722,477
Parker-Hannifin Corp.	255,772	46,875,334
Pentair PLC	329,548	12,519,528
Snap-on Inc.	107,417	14,878,329
Stanley Black & Decker Inc.	308,033	42,933,640
Timken Co. (The)	126,433	5,751,437
Toro Co. (The)	21,130	1,401,764
Trinity Industries Inc.	181,204	3,857,833
Westinghouse Air Brake Technologies Corp. (b)	361,393	20,805,395
Woodward Inc.(b)	111,081	8,614,332
Xylem Inc./NY	357,223	23,205,206

		525,900,171

Marine — 0.1%
Kirby Corp.(a)(b)	118,941	6,370,480

Media — 2.2%
Discovery Inc., Class A(a)(b)	311,567	6,574,064
Discovery Inc., Class C, NVS(a)	650,186	12,522,582
DISH Network Corp., Class A(a)(b)	490,653	16,932,435
Fox Corp., Class A, NVS	677,273	18,164,462
Fox Corp., Class B(a)	319,454	8,574,145
Interpublic Group of Companies Inc. (The)	775,808	13,312,865
John Wiley & Sons Inc., Class A	86,136	3,359,304
Liberty Broadband Corp., Class A(a)	49,392	6,035,208
Liberty Broadband Corp., Class C, NVS(a)	209,638	25,986,727
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	146,444	5,055,247
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	306,205	10,548,762
New York Times Co. (The), Class A	325,065	13,662,482
News Corp., Class A, NVS	774,677	9,187,669
News Corp., Class B	242,114	2,893,262
Nexstar Media Group Inc., Class A	28,998	2,426,843
Omnicom Group Inc.	424,676	23,187,310
Sirius XM Holdings Inc.	937,057	5,500,525
ViacomCBS Inc., Class A	23,143	592,461
ViacomCBS Inc., Class B, NVS	1,083,707	25,272,047

		209,788,400

Metals & Mining — 0.9%
Freeport-McMoRan Inc.	2,896,518	33,512,713
Nucor Corp.	601,848	24,922,526
Reliance Steel & Aluminum Co.	126,619	12,019,942
Royal Gold Inc.	37,171	4,621,099
Steel Dynamics Inc.	404,647	10,557,240

		85,633,520

Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	1,133,820	14,626,278
Annaly Capital Management Inc.	2,858,394	18,751,065
New Residential Investment Corp.	827,194	6,146,051
Starwood Property Trust Inc.	545,587	8,161,982

		47,685,376

Multi-Utilities — 3.3%
Ameren Corp.	491,850	34,606,566
CenterPoint Energy Inc.	1,005,900	18,780,153
CMS Energy Corp.	570,589	33,333,809

Security	Shares	Value

Multi-Utilities (continued)
Consolidated Edison Inc.	669,320	$48,144,188
DTE Energy Co.	383,743	41,252,372
MDU Resources Group Inc.	398,014	8,827,951
NiSource Inc.	764,362	17,381,592
Public Service Enterprise Group Inc.	1,009,393	49,621,760
WEC Energy Group Inc.	631,040	55,310,656

		307,259,047

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	244,725	22,681,113
Kohl’s Corp.	309,247	6,423,060
Nordstrom Inc.	217,897	3,375,224
Ollie’s Bargain Outlet Holdings Inc.(a)	12,195	1,190,842

		33,670,239

Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp.	581,199	2,964,115
Apache Corp.	753,875	10,177,313
Cabot Oil & Gas Corp.	782,796	13,448,435
Chesapeake Energy Corp.(a)(b)	1	5
Cimarex Energy Co.	200,496	5,511,635
Concho Resources Inc.	389,683	20,068,675
Continental Resources Inc./OK(b)	149,273	2,616,756
Devon Energy Corp.	762,296	8,644,437
Diamondback Energy Inc.	314,558	13,154,816
EQT Corp.	508,984	6,056,910
Equitrans Midstream Corp.	739,712	6,147,007
Hess Corp.	548,450	28,415,194
HollyFrontier Corp.	298,097	8,704,432
Marathon Oil Corp.	1,573,235	9,628,198
Marathon Petroleum Corp.	1,292,965	48,331,032
Murphy Oil Corp.	290,261	4,005,602
Noble Energy Inc.	950,650	8,517,824
Occidental Petroleum Corp.	1,622,415	29,690,194
ONEOK Inc.	876,133	29,105,138
Parsley Energy Inc., Class A	600,877	6,417,366
Pioneer Natural Resources Co.	327,926	32,038,370
Targa Resources Corp.	459,917	9,230,534
Williams Companies Inc. (The)	2,429,175	46,202,908
WPX Energy Inc.(a)(b)	802,750	5,121,545

		354,198,441

Personal Products — 0.2%
Coty Inc., Class A	575,310	2,571,636
Herbalife Nutrition Ltd.(a)(b)	175,332	7,886,433
Nu Skin Enterprises Inc., Class A	102,419	3,915,478

		14,373,547

Pharmaceuticals — 1.0%
Catalent Inc.(a)	306,596	22,473,487
Elanco Animal Health Inc.(a)	798,276	17,123,020
Horizon Therapeutics PLC(a)(b)	27,140	1,508,441
Jazz Pharmaceuticals PLC(a)	107,965	11,912,858
Mylan NV(a)(b)	1,029,677	16,557,206
Nektar Therapeutics(a)(b)	351,238	8,134,672
Perrigo Co. PLC	272,752	15,075,003
Reata Pharmaceuticals Inc., Class A(a)	4,967	774,952

		93,559,639

Professional Services —0.9%
CoreLogic Inc.	150,023	10,084,546
Equifax Inc.(b)	62,335	10,714,140
FTI Consulting Inc.(a)	72,907	8,351,497
IHS Markit Ltd.	360,821	27,241,985

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	115,601	$7,947,569
Nielsen Holdings PLC	711,429	10,571,835
Robert Half International Inc.	222,900	11,775,807
TransUnion	33,769	2,939,254

		89,626,633

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)(b)	666,325	30,131,217
Howard Hughes Corp. (The)(a)(b)	77,856	4,044,619
Jones Lang LaSalle Inc.(b)	102,816	10,637,343

		44,813,179

Road & Rail — 0.9%
Amerco	17,801	5,379,284
JB Hunt Transport Services Inc.	122,244	14,710,843
Kansas City Southern	189,371	28,271,196
Knight-Swift Transportation Holdings Inc.	249,552	10,408,814
Landstar System Inc.(b)	14,315	1,607,718
Lyft Inc., Class A(a)(b)	476,008	15,713,024
Old Dominion Freight Line Inc.	26,886	4,559,597
Ryder System Inc.	104,610	3,923,921
Schneider National Inc., Class B(b)	117,718	2,904,103

		87,478,500

Semiconductors & Semiconductor Equipment — 2.1%
Cirrus Logic Inc.(a)	116,614	7,204,413
Cree Inc.(a)(b)	216,081	12,789,834
Entegris Inc.	17,120	1,010,936
First Solar Inc.(a)	165,982	8,216,109
Marvell Technology Group Ltd.	1,316,888	46,170,093
Maxim Integrated Products Inc.	354,284	21,473,153
Microchip Technology Inc.	117,251	12,347,703
MKS Instruments Inc.	26,920	3,048,421
ON Semiconductor Corp.(a)(b)	810,222	16,058,600
Qorvo Inc.(a)	230,740	25,503,692
Skyworks Solutions Inc.	333,138	42,595,025

		196,417,979

Software — 1.3%
2U Inc.(a)(b)	84,307	3,200,294
Aspen Technology Inc.(a)	9,178	950,932
CDK Global Inc.	212,293	8,793,176
Ceridian HCM Holding Inc.(a)(b)	62,938	4,989,095
Citrix Systems Inc.	179,200	26,505,472
Crowdstrike Holdings Inc., Class A(a)	63,106	6,328,901
FireEye Inc.(a)	338,697	4,123,636
Guidewire Software Inc.(a)(b)	134,333	14,890,813
LogMeIn Inc.	88,795	7,527,152
Manhattan Associates Inc.(a)	13,638	1,284,700
Nuance Communications Inc.(a)(b)	561,343	14,204,785
Pegasystems Inc.	7,948	804,099
RealPage Inc.(a)(b)	22,097	1,436,526
SolarWinds Corp.(a)(b)	92,942	1,642,285
SS&C Technologies Holdings Inc.(b)	354,928	20,046,333
Synopsys Inc.(a)	21,533	4,198,935
Teradata Corp.(a)	51,332	1,067,706

		121,994,840

Specialty Retail — 1.8%
Advance Auto Parts Inc.	132,986	18,943,856
AutoNation Inc.(a)	117,427	4,412,907
AutoZone Inc.(a)	19,074	21,517,761
Best Buy Co. Inc.	373,398	32,586,443
Burlington Stores Inc.(a)	13,754	2,708,575

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	300,487	$26,908,611
Dick’s Sporting Goods Inc.	123,097	5,078,982
Foot Locker Inc.	206,563	6,023,377
Gap Inc. (The)(b)	364,424	4,599,031
L Brands Inc.	453,611	6,790,557
Penske Automotive Group Inc.	63,553	2,460,136
Tiffany & Co.	241,874	29,494,115
Ulta Beauty Inc.(a)	7,528	1,531,346
Williams-Sonoma Inc.	128,391	10,529,346

		173,585,043

Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	2,576,528	25,069,618
HP Inc.	2,859,469	49,840,545
NCR Corp.(a)	253,792	4,395,677
NetApp Inc.	202,487	8,984,348
Pure Storage Inc., Class A(a)	205,904	3,568,316
Western Digital Corp.	599,167	26,453,223
Xerox Holdings Corp.(a)	361,107	5,521,326

		123,833,053

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)(b)	283,327	4,428,401
Carter’s Inc.	85,522	6,901,625
Columbia Sportswear Co.	57,486	4,632,222
Hanesbrands Inc.	692,248	7,815,480
PVH Corp.	140,211	6,737,139
Ralph Lauren Corp.	95,358	6,915,362
Skechers U.S.A. Inc., Class A(a)	267,024	8,379,213
Tapestry Inc.	552,119	7,332,140
Under Armour Inc., Class A(a)	375,882	3,661,091
Under Armour Inc., Class C, NVS(a)(b)	378,383	3,344,906
VF Corp.	614,579	37,452,444

		97,600,023

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	674,220	5,521,862
New York Community Bancorp. Inc.	897,956	9,159,151
TFS Financial Corp.	97,502	1,395,254

		16,076,267

Trading Companies & Distributors — 0.8%
Air Lease Corp.	212,609	6,227,318
Fastenal Co.	216,179	9,261,108
HD Supply Holdings Inc.(a)	321,297	11,132,941
MSC Industrial Direct Co. Inc., Class A	89,182	6,493,341
United Rentals Inc.(a)(b)	143,793	21,430,909
Univar Solutions Inc.(a)(b)	332,961	5,613,723
Watsco Inc.	65,042	11,557,963
WW Grainger Inc.	23,647	7,428,942

		79,146,245

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	146,600	4,499,154

Water Utilities — 0.7%
American Water Works Co. Inc.	362,006	46,575,692
Essential Utilities Inc.	446,599	18,864,342

		65,440,034

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	200,833	3,992,560

7

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	28,700	$885,969

		4,878,529

Total Common Stocks — 99.6% (Cost: $9,822,818,049)		9,415,201,736

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	282,452,600	282,819,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	15,410,000	15,410,000

		298,229,788

Total Short-Term Investments — 3.2% (Cost: $297,781,994)		298,229,788

Total Investments in Securities — 102.8% (Cost: $10,120,600,043)		9,713,431,524

Other Assets, Less Liabilities — (2.8)%		(261,675,012)

Net Assets — 100.0%		$9,451,756,512

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	449,518,254	(167,065,654)	282,452,600	$282,819,788	$940,213	(b)	$112,277	$493,145
BlackRock Cash Funds: Treasury, SL Agency Shares	14,530,000	880,000	15,410,000	15,410,000	7,114		—	—

				$298,229,788	$947,327		$112,277	$493,145

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	65	09/18/20	$10,043	$187,387
S&P MidCap 400 E-Mini Index	133	09/18/20	23,662	435,083

				$622,470

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

8

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,415,201,736	$—	$—	$9,415,201,736
Money Market Funds	298,229,788	—	—	298,229,788

	$9,713,431,524	$—	$—	$9,713,431,524

Derivative financial instruments(a)
Assets
Futures Contracts	$622,470	$—	$—	$622,470

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

9